Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 144,881
2027	22,747
Total future minimum lease payments	167,628
Less: imputed interest	2,970
Total	$ 164,658	$ 184,724